Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Summary of the Contractual Amounts of Financial Instruments with Credit Risk

At December 31, 2019 and 2018, the following financial instruments were outstanding whose contract amounts represent credit risk:

	Contract Amount
(In thousands)	2019	2018
Commitments to grant loans	$47,606	$37,354
Unfunded commitments under lines of credit	81,038	74,284
Unfunded commitments related to construction loans in progress	3,214	5,058
Standby letters of credit	2,082	2,007